DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair value of derivative financial instruments

USDm	2024	2023	2022
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements — fair value through profit and loss	7.8	1.7	—
Bunker swaps — fair value through profit and loss	0.3	(0.2)	—
Bunker swaps — hedge accounting	0.1	(0.5)	—

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts — hedge accounting	(2.3)	0.5	0.4
Interest rate swaps — hedge accounting	24.7	35.3	53.7
Fair value of derivatives as of December 31	30.6	36.8	54.1

Schedule of derivative financial instruments disclosed in the balance sheet	Derivative financial instruments are presented as below on the balance sheet:

	Financial	Financial
USDm	assets	liabilities
2024
Offsetting financial assets and financial liabilities:
Gross amount	32.9	(2.3)
Offsetting amount	—	—
Net amount presented in the balance sheet	32.9	(2.3)

	Financial	Financial
USDm	assets	liabilities
2023
Offsetting financial assets and financial liabilities:
Gross amount	37.7	(0.9)
Offsetting amount	(0.1)	0.1
Net amount presented in the balance sheet	37.6	(0.8)

	Financial	Financial
USDm	assets	liabilities
2022
Offsetting financial assets and financial liabilities:
Gross amount	54.5	(0.4)
Offsetting amount	—	—
Net amount presented in the balance sheet	54.5	(0.4)

Schedule of derivative financial instruments designated as hedge accounting	At year-end 2024, 2023, and 2022, TORM held the following derivative financial instruments designated as hedge accounting:

2024	Notional value	Unit	2025	2026	After 2026
Forward exchange contracts (USD/DKK) ¹⁾	348.9	DKKm	348.9
Interest rate swaps ²⁾	498.7	USDm	134.5	95.2	268.9
Bunker swaps ³⁾	9,000.0	MT	9,000.0	—	—
¹⁾ The average hedge of USD/DKK currency was 6.8
²⁾ The average interest rate was 1.29% p.a. plus margin.
³⁾ The average price of the hedging instruments was USD 391.0

Hedge accounting			Expected maturity
2023	Notional value	Unit	2024	2025	After 2025
Forward exchange contracts (USD/DKK) ¹⁾	325.5	DKKm	325.5	—
Interest rate swaps ²⁾	923.0	USDm	103.3	172.0	647.7
Bunker swaps ³⁾	9,600.0	MT	9,600.0
¹⁾ The average hedge of USD/DKK currency was 6.8
²⁾ The average interest rate was 1.45 p.a. plus margin.
³⁾ The average price of the hedging instruments was 539.2

Hedge accounting			Expected maturity
2022	Notional value	Unit	2023	2024	After 2024
Forward exchange contracts (USD/DKK) ¹⁾	280.3	DKKm	280.3	—	—
Interest rate swaps ²⁾	687.2	USDm	136.9	51.6	498.7
Bunker swaps ³⁾	—	MT	—	—	—
¹⁾ The average hedge of USD/DKK currency was 6.9
²⁾ The average interest rate was 1.37 p.a. plus margin.

Schedule of realized amounts and fair value adjustments for derivative financial instruments	The table below shows realized amounts as well as fair value adjustments regarding derivative financial instruments recognized in the income statements and equity in 2024, 2023 and 2022.

Income statement					Other comprehensive income		Equity
USDm	Port expenses, bunkers, and commissions	Financial items	Operating expenses	Admini- strative expenses	Transfer to income statement	Fair value adjustment	Hedging reserves as of December 31
2024
Forward freight agreements	8.2	—	—	—	—	—	—
Bunker swaps	(0.1)	—	—	—	0.1	0.5	0.1
Forward exchange contracts	—	—	(0.6)	(0.5)	1.1	(4.0)	(2.3)
Interest rate swaps	—	22.5	—	—	(20.9)	10.5	23.7
Total	8.1	22.5	(0.6)	(0.5)	(19.7)	7.0	21.5

2023
Forward freight agreements	23.0	—	—	—	—	—	—
Bunker swaps	1.0	—	—	—	0.3	(0.8)	(0.5)
Forward exchange contracts	—	—	—	(0.1)	0.1	0.1	0.5
Interest rate swaps	—	24.7	—	—	(22.3)	3.7	34.1
Total	24.0	24.7	—	(0.1)	(21.9)	3.0	34.1

2022
Forward freight agreements	(33.3)	—	—	—	—	—	—
Bunker swaps	13.8	—	—	—	(3.3)	3.3	—
Forward exchange contracts	—	—	(2.4)	(2.3)	4.6	(2.7)	0.4
Interest rate swaps	—	3.2	—	—	0.4	54.3	52.6
Total	(19.5)	3.2	(2.4)	(2.3)	1.7	54.9	53.0